Consolidated Statements of Financial Position ₪ in Millions, $ in Millions	Dec. 31, 2018 ILS (₪) [1]	Dec. 31, 2018 USD ($)	Dec. 31, 2017 ILS (₪)
Current assets
Cash and cash equivalents | ₪	₪ 1,173		₪ 2,408	[2]
Investments | ₪	1,847		769
Trade receivables, net | ₪	1,773		1,915
Other receivables | ₪	272		270
Related party | ₪			43
Inventory | ₪	97		125
Total current assets | ₪	5,162		5,530
Non-current assets
Trade and other receivables | ₪	470		493
Property, plant and equipment | ₪	6,313		6,940
Intangible assets | ₪	4,227		5,840
Deferred expenses and non-current investments | ₪	509		558
Broadcasting rights, net of rights exercised | ₪	60		454
Right of use assets | ₪	1,504
Deferred tax assets | ₪	1,205		1,019
Investment Property | ₪	64
Total non-current assets | ₪	14,352		15,304
Total assets | ₪	19,514		20,834
Current liabilities
Bank loans and credit and debentures | ₪	4,724		1,955
Leases right liabilities | ₪	445
Trade and other payables | ₪	1,714		1,735
Current tax liabilities | ₪	8		160
Provisions | ₪	175		94
Employee benefits | ₪	581		280
Total current liabilities | ₪	7,647		4,224
Non-current liabilities
Bank loans and debentures | ₪	9,637		13,149
Leases right liabilities | ₪	1,106
Employee benefits | ₪	445		272
Other liabilities | ₪	175		234
Provisions | ₪	38		40
Deferred tax liabilities | ₪	302		459
Total non-current liabilities | ₪	11,703		14,154
Total liabilities | ₪	19,350		18,378
Equity (equity deficit)
Attributable to shareholders of the Company | ₪	(453)		177
Non-controlling interests | ₪	617		2,279
Total Equity | ₪			2,456
Total liabilities and equity | ₪	₪ 19,514		₪ 20,834
USD
Current assets
Cash and cash equivalents | $		$ 313
Investments | $		493
Trade receivables, net | $		473
Other receivables | $		72
Related party | $
Inventory | $		26
Total current assets | $		1,377
Non-current assets
Trade and other receivables | $		125
Property, plant and equipment | $		1,684
Intangible assets | $		1,128
Deferred expenses and non-current investments | $		136
Broadcasting rights, net of rights exercised | $		16
Right of use assets | $		401
Deferred tax assets | $		322
Investment Property | $		17
Total non-current assets | $		3,829
Total assets | $		5,206
Current liabilities
Bank loans and credit and debentures | $		1,260
Leases right liabilities | $		119
Trade and other payables | $		457
Current tax liabilities | $		2
Provisions | $		47
Employee benefits | $		155
Total current liabilities | $		2,040
Non-current liabilities
Bank loans and debentures | $		2,571
Leases right liabilities | $		295
Employee benefits | $		119
Other liabilities | $		47
Provisions | $		10
Deferred tax liabilities | $		81
Total non-current liabilities | $		3,123
Total liabilities | $		5,163
Equity (equity deficit)
Attributable to shareholders of the Company | $		(121)
Non-controlling interests | $		164
Total Equity | $		43
Total liabilities and equity | $		$ 5,206

[1]	For information regarding early adoption of IFRS 16, Leases, see Note 2.I.1
[2]	For information regarding early adoption of IFRS 16, Leases, see Note 3a.